Recapitalization	3 Months Ended
Mar. 31, 2023
Recapitalization [Abstract]
Recapitalization

Note 3 Recapitalization

As discussed in Note 1, “Organization and Description of Business”, on the Closing Date, Near Holdings completed the acquisition of KludeIn, which was accounted for as a reverse recapitalization.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $2,235,551 from the Business Combination, offset by total transaction costs of $2,030,677. The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in redeemable convertible preferred stock and stockholders’ equity (deficit) for the period ended March 31, 2023:

Cash-trust and cash, net of redemptions	2,235,551
Less: transaction costs and advisory fees, paid	(2,030,677)
Net proceeds from the Business Combination	204,874
Less: transaction costs and advisory fees, accrued	(12,947,639)
Less: public and private placement warrants	(2,296,333)
Less: promissory note and working capital loan	(1,795,280)
Less: others, net	(445,535)
Reverse recapitalization, net	(17,279,913)

The number of shares of common stock issued immediately following the consummation of the Business Combination were:

KludeIn Class A common stock, outstanding prior to the Business Combination	10,404,394
Less: Redemption of KludeIn Class A common stock	(10,205,269)
Class A common stock of KludeIn	199,125
KludeIn Class B common stock, outstanding prior to the Business Combination	4,075,000
Business Combination shares	4,274,125
Near Holding Shares	42,109,018
Common stock immediately after the Business Combination	46,383,143

The number of Near Intelligence, Inc. shares was determined as follows:

	Near Intelligence Inc. Shares	Near Intelligence Inc Shares after conversion ratio
Common stock	77,057.894	8,296,074
Convertible preferred stock	307,298.151	33,083,858
Settlement on vesting of restricted share units (see Note 12)	6,773.000	729,086
Total	391,129.045	42,109,018

Public and private placement warrants

KludeIn’s 8,625,000 public warrants issued in its initial public offering (the “Public Warrants”) and 5,200,000 warrants issued in connection with private placement at the time of KludeIn’s initial public offering (the “Private Placement Warrants) remained outstanding and became warrants for the Company. (see Note 13 for more details).

Redemption

Prior to the closing of the Business Combination, certain KludeIn public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 10,205,269 shares of KludeIn Class A common stock for an aggregate payment of $105,264,009.